10. Share-based Compensation (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	$ 88,234	$ 57,134	$ 175,787	$ 154,747	$ 216,094	$ 235,840
ResearchAndDevelopmentExpenseMember
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	5,893	6,954	19,801	20,441
SellingAndMarketingExpenseMember
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	1,265	630	2,525	840
GeneralAndAdministrativeExpenseMember
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	71,294	42,720	120,608	118,542
CostofProductSalesMember
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	$ 9,782	$ 6,830	$ 32,853	$ 14,924